Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of assets and liabilities assumed

	Fair value	Fair value
	RMB	USD
Cash	1,091,759	153,641
Other current assets	4,373,975	615,541
Current liabilities	(5,465,734)	(769,182)
Total consideration	-	-